UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         November 11, 2008
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    79
                                                    ------------------

Form 13F Information Table Value Total:              $354516
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    13362   195605 SH       Sole                   193605              2000
AIG INC.                       COM              026874107     1160   348206 SH       Sole                   338906              9300
ALLEGHENY VY BANCORP COM       COM              017427105      204     4199 SH       Sole                     4199
ALLIANCEBERNSTEIN              COM              01881G106      415    11200 SH       Sole                    11200
ALLSTATE CORP.                 COM              020002101      355     7700 SH       Sole                     7700
ALTRIA GROUP INC.              COM              02209S103     1965    99043 SH       Sole                    99043
APPLE COMPUTER                 COM              037833100      261     2300 SH       Sole                     2300
ASCENT MEDIA                   COM              043632108     2010    82326 SH       Sole                    82126               200
AT&T CORP.                     COM              001957109      358    12812 SH       Sole                    12812
BANK OF AMERICA                COM              060505104      702    20060 SH       Sole                    20060
BERKSHIRE HATHAWAY CL A        COM              084670108      784        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670207     9946     2263 SH       Sole                     2203                60
BP PLC - SPONS ADR             COM              056622104      395     7876 SH       Sole                     7876
CEDAR FAIR L.P.                COM              150185106     1584    76500 SH       Sole                    76500
CHEVRON CORP                   COM              166764100     3376    40928 SH       Sole                    40928
CISCO SYSTEMS                  COM              17275R102      362    16041 SH       Sole                    16041
CITADEL BROADCASTING           COM              17285T106     1560  2000099 SH       Sole                  2000099
CITIGROUP                      COM              172967101     2245   109453 SH       Sole                   109453
COCA COLA CO                   COM              191216100     6889   130267 SH       Sole                   129267              1000
CONOCOPHILLIPS                 COM              20825C104      202     2762 SH       Sole                     2762
CONSECO INC                    COM              208464883     7538  2141600 SH       Sole                  2125600             16000
DISCOVER COMM  A               COM              25470F104     4607   323285 SH       Sole                   321285              2000
DISCOVER COMM  C               COM              25470F302     4578   323285 SH       Sole                   321285              2000
EMC CORP./MASS                 COM              268648102      258    21540 SH       Sole                    21540
EXXON MOBIL                    COM              30231G102     1259    16208 SH       Sole                    16208
FEDERATED INVESTORS            COM              314211103     1290    44697 SH       Sole                    44697
FORTUNE BRANDS                 COM              349631101    58097  1012857 SH       Sole                  1012857
FRANKLIN STREET PROPERTIES     COM              35471R106      182    14000 SH       Sole                    14000
GENERAL ELECTRIC               COM              369604103    12937   507348 SH       Sole                   499848              7500
GOLDMAN SACHS                  COM              38141G104     1398    10920 SH       Sole                    10920
GREAT LAKES DREDGE & DOCK      COM              390607109     8120  1286800 SH       Sole                  1264800             22000
HARMAN INTL                    COM              413086109    22378   656825 SH       Sole                   652375              4450
IDT CORPORATION                COM              448947309     1142  1542916 SH       Sole                  1542916
J.P. MORGAN CHASE              COM              46625H100     3907    83666 SH       Sole                    80866              2800
JK ACQ CORP NEW                COM              47759H304        7   500000 SH       Sole                   500000
JOHNSON & JOHNSON              COM              478160104      409     5909 SH       Sole                     4409              1500
LIBERTY INTERACT.              COM              53071M104     7362   570291 SH       Sole                   558791             11500
MANULIFE FINL                  COM              56501R106      218     5954 SH       Sole                     5954
MARSHALL&ILSLEY                COM              571837103     8336   413673 SH       Sole                   408873              4800
MERITOR SAVINGS BANK           COM              590007100     2953   952575 SH       Sole                   952575
MICROSOFT CORP                 COM              594918104      585    21900 SH       Sole                    20900              1000
NORWOOD RES.                   COM              669958100        6    10000 SH       Sole                    10000
ORGANIC TO GO FOOD CORP.       COM              68618K106      511   500587 SH       Sole                   500587
PAR PHARM.                     COM              69888P106      369    30000 SH       Sole                    30000
PFIZER INC                     COM              717081103     9644   523009 SH       Sole                   517009              6000
PHILIP MORRIS INTl.            COM              718172109     4894   101750 SH       Sole                    98450              3300
PINNACLE WEST                  COM              723484101     1903    55300 SH       Sole                    55300
PNC BANK CORP.                 COM              693475105      322     4316 SH       Sole                     4316
POLYMER GROUP                  COM              731745204     1045    92916 SH       Sole                    92916
PRIMEDIA INC                   COM              74157K846     2576  1060000 SH       Sole                  1060000
PROCTER & GAMBLE               COM              742718109      305     4383 SH       Sole                     4383
ROYAL DUTCH SHELL              COM              780259206     1612    27325 SH       Sole                    27325
TOLL BROTHERS                  COM              889478103      202     8003 SH       Sole                     8003
TRANSOCEAN INC.                COM              2821287       4447    40489 SH       Sole                    40489
TREEHOUSE FOODS                COM              89469A104     7425   250000 SH       Sole                   250000
TYCO ELECTRONICS               COM              G9144P105     5532   200000 SH       Sole                   200000
TYCO INTL.                     COM              G9143X208    15450   441184 SH       Sole                   434984              6200
UNICA CORP                     COM              904583101     4704   600000 SH       Sole                   600000
UNITED BANKSHARES              COM              909907107     1226    35028 SH       Sole                    35028
USG CORP.                      COM              903293405     1280    50000 SH       Sole                    50000
VERIZON COMM.                  COM              92343V104      317     9894 SH       Sole                     9894
WELLS FARGO CO.                COM              949746101      260     6940 SH       Sole                     6940
WYNDHAM WORLDWIDE              COM              98310W108     2394   152400 SH       Sole                   152400
ZIMMER HOLDINGS                COM              98956P102     8597   133170 SH       Sole                   131370              1800
ISHARES OIL EQUIP. AND SERVICE MUTUAL           464288844     7907 152795   SH      Sole                150095              2700
SPDR-HEALTHCARE                MUTUAL           81369Y209     6428 211100  SH      Sole                211100
SPDR-TECHNOLOGY                MUTUAL           81369y803      811 40850   SH       Sole                 40850
SPDR-UTILITIES                 MUTUAL           81369Y886      781 23500   SH       Sole                 23500
iSHARES DIVIDEND               MUTUAL           464287168     1488 27950   SH       Sole                 27950
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    40199 827985  SH      Sole                827985
ISHARES EAFE GROWTH INDEX      COM              464288885      229  4050   SH       Sole                  4050
ISHARES NATURAL RESOURCE SECTO COM              464287374      288  8000   SH       Sole                  8000
SPDR GOLD TRUST                COM              78463V107     7741 91000   SH       Sole                 91000
iSHARES LEHMAN 1-3 YR CREDIT   BOND             464288646     1173 12000   SH     Sole               12000
iSHARES LEHMAN AGGREGATE INDEX BOND             464287226    10043 101870  SH    Sole              101870
iSHARES TIPS                  BOND             464287176     4230 41758     SH     Sole               41758
BLACKROCK MUNIYIELD FLA        TAX-FREE         09254r104      230    23000 SH       Sole                    23000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      947    98816 SH       Sole                    98816
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108     1303   114839 SH       Sole                   114839